Consolidated Statements of Income and Other Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenues	$ 82,665	$ 69,286	$ 67,907
Costs	(53,190)	(43,718)	(42,629)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,613	1,171	177
Changes in the net realizable value of agricultural products after harvest	(30)	372	(252)
Gross profit	31,058	27,111	25,203
Net (loss) / gain from fair value adjustment of investment properties	(23,618)	16,849	(2,868)
Gain from disposal of farmlands	465	1,159	441
General and administrative expenses	(8,770)	(7,849)	(7,980)
Selling expenses	(9,823)	(9,412)	(9,918)
Other operating results, net	881	2,612	(298)
Management fees		(1,019)	(433)
(Loss) / Profit from operations	(9,807)	29,451	4,147
Share of loss of associates and joint ventures	(4,979)	(2,292)	(798)
(Loss) / Profit from operations before financing and taxation	(14,786)	27,159	3,349
Finance income	1,428	1,193	1,314
Finance cost	(17,486)	(19,274)	(14,858)
Other financial results	4,128	(15,453)	9,228
Inflation adjustment	(431)	(278)	(2,413)
Financial results, net	(12,361)	(33,812)	(6,729)
Loss before income tax	(27,147)	(6,653)	(3,380)
Income tax	(1,830)	5,461	(1,833)
Loss for the year from continuing operations	(28,977)	(1,192)	(5,213)
Profit from discontinued operations after income tax	480	20,377	8,835
(Loss) / Profit for the year	(28,497)	19,185	3,622
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment	(1,806)	12,303	(723)
Share of other comprehensive income / (loss) of associates and joint ventures	485	(1,945)	1,964
Revaluation surplus	777	221
Change in the fair value of hedging instruments net of income taxes	13	(28)	288
Items that may not be reclassified subsequently to profit or loss:
Actuarial loss from defined benefit plans	(46)	(42)	(18)
Other comprehensive income for the year from continuing operations	(577)	10,509	1,511
Other comprehensive income for the year from discontinued operations	14	1,170	2,538
Total other comprehensive income for the year	(563)	11,679	4,049
Total comprehensive income for the year	(29,060)	30,864	7,671
Total comprehensive income from continuing operations	(29,554)	9,317	(3,702)
Total comprehensive income from discontinued operations	494	21,547	11,373
Total comprehensive income for the year	(29,060)	30,864	7,671
Profit of the year attributable to:
Equity holders of the parent	(18,749)	4,272	(624)
Non-controlling interest	(9,748)	14,913	4,246
Profit / (Loss) from continuing operations attributable to:
Equity holders of the parent	(19,041)	(5,761)	(2,329)
Non-controlling interest	(9,936)	4,569	(2,884)
Total comprehensive income attributable to:
Equity holders of the parent	(18,946)	4,040	1,005
Non-controlling interest	$ (10,114)	$ 26,824	$ 6,666
Profit per share attributable to equity holders of the parent:
Basic	$ (38.336)	$ 8.600	$ (1.250)
Diluted	(38.336)	8.270	(1.250)
Profit per share from continuing operations attributable to equity holders of the parent:
Basic	(38.933)	(11.600)	(4.680)
Diluted	$ (38.933)	$ (11.600)	$ (4.680)